Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2018	2019
	RMB	RMB
Prepaid advertising expenses, rentals and others	126,648	84,330
Deposits	30,083	28,366
Staff advances	1,323	1,244
Deductible VAT input	231	1,565
Interest receivable	1,846	2,918
Total	160,131	118,423